Inventory (Tables)	12 Months Ended
Mar. 31, 2018
Classes Of Inventories [Abstract]
Schedule of Inventory

Inventory was comprised of the following items:

	March 31,	March 31,
	2018	2017
Dry Cannabis
Finished goods	$14,114	$2,478
Work-in-process	51,309	33,418
	65,423	35,896
Cannabis Oils
Finished goods	9,624	2,085
Work-in-process	20,574	5,492
	30,198	7,577

Capsules - Finished goods	2,705	-
Seeds - Finished goods	63	74
	2,768	74

	98,389	43,547
Product for resale (vaporizers and other)	571	1,017
Supplies and consumables	2,647	1,417

	$101,607	$45,981